Taxation - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Effective tax rate (percentage)	24.90%	26.10%	19.90%
Profit from continuing operations before tax	£ 1,894	£ 1,858	£ 508
Tax calculated at a tax rate of 19% (2021: 19%, 2020: 19%)	360	353	97
Bank surcharge on profits	123	106	23
Non-deductible preference dividends paid	9	9	8
Non-deductible UK Bank Levy	13	14	20
Non-deductible conduct remediation, fines and penalties	48	6	(4)
Other non-deductible costs and non-taxable income	20	33	23
Effect of change in tax rate on deferred tax provision	(28)	8	6
Tax relief on dividends in respect of other equity instruments	(40)	(40)	(40)
Adjustment to prior year provisions	(34)	(4)	(32)
Tax on profit from continuing operations	£ 471	£ 485	£ 101